Derivatives (Fair Value of Commodity Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 1,221	$ 1,889
Derivative Asset, Fair Value, Gross Liability	(733)	(920)
Derivative Asset, Fair Value, Net	488	969
Risk management assets and Risk management liabilities
Derivative Assets, Current	488	969
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative Liability, Fair Value, Net	0	0
Risk Management Assets [Member] | Commodity derivatives [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,221	1,889
Derivative Asset, Fair Value, Gross Liability	(733)	(920)
Derivative Asset, Fair Value, Net	488	969
Risk Management Assets - Long Term [Member] | Commodity derivatives [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Asset, Fair Value, Gross Liability	0	0
Derivative Asset, Fair Value, Net	0	0
Risk Management Liabilities [Member] | Commodity derivatives [Member]
Risk management assets and Risk management liabilities
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative Liability, Fair Value, Net	0	0
Risk Management Liabilities - Long Term [Member] | Commodity derivatives [Member]
Risk management assets and Risk management liabilities
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative Liability, Fair Value, Net	$ 0	$ 0